Investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Investment in debt securities - unquoted
Investment		₨ 447		₨ 404
Less: Provision for Investment		(26)		0
Investments in subsidiaries, joint ventures and associates		1,405	$ 15	1,229
Towards procurement of private power under Power Purchase Agreements [Member] | Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	[1]	0		0
Towards procurement of private power under Power Purchase Agreements [Member] | Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		2		2
Towards procurement of private power under Power Purchase Agreements [Member] | Tasoula Energy Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		225		225
Towards procurement of private power under Power Purchase Agreements [Member] | VEH Srishti Energy Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		375		375
Towards procurement of private power under Power Purchase Agreements [Member] | Sunsure Solarpark Eighteen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		100		10
Towards procurement of private power under Power Purchase Agreements [Member] | Murli Enery Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares		49		0
Towards others [Member] | Padvest Corporation [Member]
Investment in equity instruments - unquoted
Investment in equity shares		4		4
Towards others [Member] | Digifresh Corporation [Member]
Investment in equity instruments - unquoted
Investment in equity shares		19		17
Towards others [Member] | The Gizmo App Company [Member]
Investment in equity instruments - unquoted
Investment in equity shares		21		21
Towards others [Member] | Chatter Inc [Member]
Investment in equity instruments - unquoted
Investment in equity shares		14		13
Towards others [Member] | Passerine Technologies Inc [Member]
Investment in equity instruments - unquoted
Investment in equity shares		19		17
Towards others [Member] | Cloudfabrix Software Inc [Member]
Investment in equity instruments - unquoted
Investment in equity shares		142		128
Towards others [Member] | Sylvie Unlimited Inc [Member]
Investment in equity instruments - unquoted
Investment in equity shares		₨ 14		₨ 13

[1]	below the rounding off norm adopted by the Group.